Equity - Schedule of Consolidated Balance Sheets (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Equity [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Number of ordinary shares – authorized	260,000,000,000
Number of ordinary shares – issued and outstanding	91,092,257
Par value (in Dollars per share)	$ 0.000000385
Pre-share forward split [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Number of ordinary shares – authorized		100,000,000
Number of ordinary shares – issued and outstanding		18,466
Par value (in Dollars per share)		$ 0.001
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Number of ordinary shares – authorized		259,900,000,000
Number of ordinary shares – issued and outstanding		47,993,134
Par value (in Dollars per share)		$ 0.000999615
Post-share forward split [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Number of ordinary shares – authorized		260,000,000,000
Number of ordinary shares – issued and outstanding		48,011,600
Par value (in Dollars per share)		$ 0.000000385